Fair Value of Financial Instruments and Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Summary of Fair Value, Assets Measured on Recurring and Nonrecurring Basis

	June 30, 2023	Significant other observable inputs (Level 2)	Total gain/ (loss)
Non-recurring fair value measurements
Investment in related party (Note 3)	12,636,000	12,636,000	—
Total investment in related party	$12,636,000	$12,636,000	—

Summary of Fair Value Measurement Inputs and Valuation Techniques	The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation technique	Significant other observable input	Values
“Straight” Preferred Stock component	Discounted Cash Flow Model	- Weighted average cost of capital	13%

Embedded Option component	Black & Scholes	- Volatility - Risk-free rate - Weighted average cost of capital - Strike price - Share price (based on the first 5 trading days volume weighted average)	78 4 13 $ 3.50 $ 2.33	% % %

Control Premium Component	Discounted Cash Flow Model	- Control premium -Weighted average cost of capital	12 13	% %